Cash And Cash Equivalents - Schedule of Cash and Cash equivalents (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of cash flows [abstract]
Cash balances on hand and at banks	$ 990	$ 764
Investments in money market funds	953	2,150
Time deposits	401	25
Other cash and cash equivalents	8	0
Total	$ 2,352	$ 2,939	$ 908	$ 997